ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable
Accounts receivable	$ 10,423,418	$ 11,024,450
Accounts receivable description	all the accounts receivable outstanding as of June 30, 2025 and 2024.